Software and equipment, net	12 Months Ended
Dec. 31, 2024
Property, Plant and Equipment [Abstract]
Software and equipment, net

7. Software and equipment, net

Software and equipment, net, consisted of the following:

	As of December 31,
	2023	2024
	RMB	RMB
Software	57,673	102,354
Computer and electronic equipment	285	285
Office furniture and equipment	5	5
Total	57,963	102,644
Less: Accumulated depreciation	(9,664)	(18,179)
Software and equipment, net	48,299	84,465

For the years ended December 31, 2022, 2023 and 2024, depreciation expense amounted to RMB3,346, RMB4,308 and RMB8,515, respectively.

LUCAS GC LIMITED

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

FOR THE YEARS ENDED DECEMBER 31, 2022, 2023 and 2024

(All amounts in thousands, except for share and per share data, unless otherwise noted)